Loans and other financial assets at amortized cost, and loans and receivables_Changes in gross carrying amount of other financial assets (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	₩ 7,554,590,000,000	₩ 6,771,371,000,000
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Transfer to credit-impaired financial assets	0	0
Charge off	(2,506,000,000)	(28,201,000,000)
Disposal	(2,212,000,000)	(1,645,000,000)
Net increase (decrease)	703,246,000,000	813,065,000,000
Business combination	17,247,000,000
Ending balance	8,270,365,000,000	7,554,590,000,000
Stage 1
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	7,454,390,000,000	6,662,335,000,000
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	8,036,000,000	7,573,000,000
Transfer to lifetime expected credit losses	(17,678,000,000)	(11,418,000,000)
Transfer to credit-impaired financial assets	(952,000,000)	(7,580,000,000)
Charge off	0	0
Disposal	0	0
Net increase (decrease)	606,457,000,000	803,480,000,000
Business combination	9,591,000,000
Ending balance	8,059,844,000,000	7,454,390,000,000
Stage 2
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	28,193,000,000	29,124,000,000
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	(8,019,000,000)	(7,556,000,000)
Transfer to lifetime expected credit losses	17,740,000,000	11,734,000,000
Transfer to credit-impaired financial assets	(918,000,000)	(1,110,000,000)
Charge off	0	0
Disposal	0	(5,000,000)
Net increase (decrease)	55,651,000,000	(3,994,000,000)
Business combination	0
Ending balance	92,647,000,000	28,193,000,000
Stage 3
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	72,007,000,000	79,912,000,000
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	(17,000,000)	(17,000,000)
Transfer to lifetime expected credit losses	(62,000,000)	(316,000,000)
Transfer to credit-impaired financial assets	1,870,000,000	8,690,000,000
Charge off	(2,506,000,000)	(28,201,000,000)
Disposal	(2,212,000,000)	(1,640,000,000)
Net increase (decrease)	41,138,000,000	13,579,000,000
Business combination	7,656,000,000
Ending balance	₩ 117,874,000,000	₩ 72,007,000,000